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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      Alliance Select Investor Series, Inc.
      1345 Avenue of the Americas
      New York, NY  10105

2.    The name of each series or class of
      securities for which this Form is filed
      (If the Form is being filed for all
      series and classes of securities of the
      issuer, check the box but do not list
      series or classes):                                    / /

                      Biotechnology Portfolio

3.    Investment Company Act File Number:
      811-09176

      Securities Act File Number:
      333-08818


4(a).       Last day of fiscal year for which
            this Form is filed:
            June 30, 2001


4(b).       Check box if this Form is being
            filed late (i.e., more than 90
            calendar days after the end of
            the issuer's fiscal year).  (See
            Instruction A.2)
                                                            /  /


Note: If the Form is being filed late, interest must be paid on the registration fee due.





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4(c).       Check box if this is the last
            time the issuer will be filing
            this Form.
                                                            /  /


5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securitiessold during the fiscal
            year pursuant to section 24(f):

                                                    $728,565,829


      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:
                                                     $99,154,487


      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:
                                                              $0


      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:
                                                     $99,154,487


      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:
                                                    $629,411,342


      (vi)  Redemption credits available for
            use in future years - if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:
                                                              $0




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      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):
                                                        0.000250

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):
                                                        $157,353


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the issuer's fiscal year (see
      Instruction D):
                                                             N/A


8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:
                                                        $157,353


9.    Date the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository:        September 25, 2001

      Method of Delivery:

            /x/    Wire Transfer
            / /    Mail or other means








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                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Domenick Pugliese
                         _____________________
                         Domenick Pugliese
                         Assistant Secretary

Date  September 26, 2001

*Please print the name and title of the signing officer below the signature.





































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